Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of business combination to the additional paid-in capital in the unaudited condensed consolidated statement of stockholders’ equity
(in thousands USD)	Business Combination
Cash - LIVK trust and cash, net of redemptions	$5,749
Cash - PIPE Financing	27,600
Less: Transaction costs	(13,033)
Net proceeds from the Business Combination	20,316
Less: Initial fair value of warrant liabilities recognized in the Business Combination	(15,123)
Equity classification of Public Warrants	8,292
Surrender of related party receivables	(1,359)
Debt conversion	38,120
Conversion of mezzanine equity1	15,594
Net adjustment to total equity from the Business Combination	$65,840

Schedule of shares of class A common stock issued immediately following the consummation of the business combination
Number of Shares
Class A ordinary shares of LIVK outstanding prior to the Business Combination	8,050,000
Less: redemption of LIVK’s Class A ordinary shares	(7,479,065)
Shares of LIVK’s Class A ordinary shares	570,935
Shares held by LIVK’s sponsor and its affiliates	2,082,500
Shares issued in the PIPE Financing	2,760,000
Shares issued to convert Legacy AgileThought’s preferred stock to Class A common stock	2,000,000
Shares issued to Legacy AgileThought’s common stock holders	34,557,480
Total shares of Class A common stock immediately after the Business Combination	41,970,915